Summary of Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2024
Summary of Accounting Policies [Abstract]
Schedule of Assets' Estimated Useful Lives	Depreciation is calculated using the straight-line method over the assets’ estimated useful lives as follows:
Computer equipment	3 years
Office furniture and equipment	5 years
R&D equipment and tools	5 years
Stands and moulds	4 and 10 years
Leasehold improvements	Term of lease
Vehicles	5 years
the estimated useful lives of the assets as follows:
Office premises	3 to 15 years
Other equipment	3 to 5 years

Schedule of Straight-Line Method Over the Assets’ Estimated Useful Lives

Amortization is calculated using the straight-line method over the assets’ estimated useful lives as follows:

Patents	Life of the patent
Licenses	10 and 18 years
Software	3 years
Others	10 years
Development costs	Period of expected future sales from the related project(1)